Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Financials – 17.8%
Banks – 12.8%
ABN AMRO Bank NV(a)	7,053,630	$109,636,309
Banco Bilbao Vizcaya Argentaria SA	17,704,390	136,017,608
Banco de Sabadell SA	41,935,140	48,349,086
BNP Paribas SA	2,035,490	128,451,546
China Merchants Bank Co., Ltd. - Class H	18,722,500	85,394,983
Erste Group Bank AG	2,080,299	72,972,443
Eurobank Ergasias Services and Holdings SA(b)	24,546,650	40,442,742
Hana Financial Group, Inc.	3,504,280	104,611,559
KB Financial Group, Inc.(b)	2,521,910	91,531,903
KB Financial Group, Inc. (ADR)	347,760	12,658,464
NatWest Group PLC	17,996,490	55,006,061
Resona Holdings, Inc.	13,858,800	66,355,558

		951,428,262

Capital Markets – 0.8%
IG Group Holdings PLC	7,132,170	61,364,024

Insurance – 4.2%
BB Seguridade Participacoes SA	12,732,300	81,820,490
NN Group NV	1,985,900	73,513,377
Ping An Insurance Group Co. of China Ltd. - Class H	24,901,000	159,040,533

		314,374,400

		1,327,166,686

Industrials – 17.2%
Aerospace & Defense – 1.2%
BAE Systems PLC	7,499,280	88,425,773

Building Products – 0.8%
Daikin Industries Ltd.	275,600	56,471,900

Electrical Equipment – 4.0%
Fuji Electric Co., Ltd.	1,629,400	71,734,385
Nexans SA	466,210	40,429,935
Prysmian SpA	3,064,740	128,178,757
Schneider Electric SE	328,210	59,628,086

		299,971,163

Industrial Conglomerates – 2.5%
Siemens AG (REG)	1,127,400	187,938,570

Machinery – 3.8%
ANDRITZ AG	837,800	46,723,971
IHI Corp.	2,528,400	68,576,192
Kawasaki Heavy Industries Ltd.	3,692,700	94,542,467
Toyota Industries Corp.	1,039,500	74,474,083

		284,316,713

Professional Services – 2.8%
Wolters Kluwer NV	1,638,180	208,005,414

Trading Companies & Distributors – 2.1%
Mitsubishi Corp.	3,175,700	153,535,255

		1,278,664,788

Company	Shares	U.S. $ Value

Information Technology – 15.3%
Electronic Equipment, Instruments & Components – 2.2%
Keyence Corp.	270,300	$128,434,782
Nan Ya Printed Circuit Board Corp.	3,698,000	31,551,254

		159,986,036

Semiconductors & Semiconductor Equipment – 11.0%
ASML Holding NV	177,120	128,470,228
Infineon Technologies AG	1,997,910	82,278,386
Realtek Semiconductor Corp.(b)	2,187,000	27,268,867
SCREEN Holdings Co., Ltd.	716,900	81,654,205
SK Hynix, Inc.	1,097,890	96,465,426
Taiwan Semiconductor Manufacturing Co., Ltd.	12,506,000	231,027,297
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	84,600	8,537,832
Tokyo Electron Ltd.	400,600	57,697,790
United Microelectronics Corp.	67,653,000	106,297,196

		819,697,227

Software – 0.5%
Oracle Corp. Japan	542,300	40,332,825

Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co., Ltd.	2,222,760	122,392,352

		1,142,408,440

Consumer Discretionary – 12.2%
Automobile Components – 0.7%
Sumitomo Electric Industries Ltd.	4,146,900	50,808,572

Automobiles – 4.0%
Kia Corp.	1,507,440	101,542,690
Stellantis NV (France)	6,894,417	121,195,118
Suzuki Motor Corp.	2,045,300	74,168,279

		296,906,087

Hotels, Restaurants & Leisure – 1.2%
Entain PLC	2,041,146	33,004,861
Evolution AB(a)	439,340	55,674,819

		88,679,680

Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	1,843,200	42,683,552

Specialty Retail – 0.8%
Industria de Diseno Textil SA	1,513,630	58,710,372

Textiles, Apparel & Luxury Goods – 5.0%
Burberry Group PLC	1,475,950	39,826,237
Eclat Textile Co., Ltd.	3,461,000	55,653,894
LVMH Moet Hennessy Louis Vuitton SE	295,100	278,253,397

		373,733,528

		911,521,791

Company	Shares	U.S. $ Value

Health Care – 10.6%
Health Care Equipment & Supplies – 1.6%
Hoya Corp.	427,400	$51,145,322
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,625,392	67,261,804

		118,407,126

Pharmaceuticals – 9.0%
Astellas Pharma, Inc.	5,170,100	76,995,587
Novartis AG (REG)	872,300	87,944,768
Novo Nordisk A/S - Class B	1,809,610	292,323,854
Ono Pharmaceutical Co., Ltd.	1,868,400	33,712,341
Roche Holding AG (Genusschein)	175,682	53,665,564
Sanofi	1,160,410	124,924,816

		669,566,930

		787,974,056

Consumer Staples – 10.5%
Beverages – 1.0%
Kweichow Moutai Co., Ltd. - Class A	329,892	76,899,161

Consumer Staples Distribution & Retail – 6.3%
Coles Group Ltd.	8,599,090	105,587,290
Jeronimo Martins SGPS SA	7,357,050	202,676,346
Loblaw Cos., Ltd.	1,751,560	160,354,178

		468,617,814

Personal Care Products – 2.3%
Proya Cosmetics Co., Ltd. - Class A	3,903,992	60,490,003
Unilever PLC (London)	2,062,640	107,410,285

		167,900,288

Tobacco – 0.9%
British American Tobacco PLC	2,072,170	68,848,713

		782,265,976

Materials – 5.1%
Construction Materials – 1.1%
CRH PLC	1,523,290	84,035,851

Metals & Mining – 4.0%
Aluminum Corp. of China Ltd. - Class H	111,410,000	48,221,194
ArcelorMittal SA	2,478,830	67,632,761
Endeavour Mining PLC	1,386,790	33,236,899
First Quantum Minerals Ltd.	2,561,520	60,598,631
South32 Ltd.	20,280,270	51,057,527
Zijin Mining Group Co., Ltd. - Class H	22,474,000	33,281,304

		294,028,316

		378,064,167

Energy – 4.8%
Oil, Gas & Consumable Fuels – 4.8%
Repsol SA	8,496,840	123,578,026
Shell PLC	5,095,020	151,992,925
TotalEnergies SE	1,412,960	81,110,436

		356,681,387

Company	Shares	U.S. $ Value

Communication Services – 2.9%
Entertainment – 1.7%
Capcom Co., Ltd.	975,800	$38,681,130
Konami Group Corp.	993,300	52,089,658
Universal Music Group NV	1,578,020	35,055,377

		125,826,165

Interactive Media & Services – 1.2%
Tencent Holdings Ltd.	2,040,400	86,515,348

		212,341,513

Utilities – 2.0%
Gas Utilities – 1.2%
Snam SpA	17,157,200	89,669,511

Multi-Utilities – 0.8%
Sembcorp Industries Ltd.	13,160,500	56,077,714

		145,747,225

Total Common Stocks (cost $6,503,684,749)		7,322,836,029

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(c) (d) (e) (cost $38,633,334)	38,633,334	38,633,334

Total Investments – 98.9% (cost $6,542,318,083)(f)		7,361,469,363
Other assets less liabilities – 1.1%		85,471,508

Net Assets – 100.0%		$7,446,940,871

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	15,292	USD	16,680	07/31/2023	$(27,480)
Bank of America, NA	BRL	102,601	USD	21,290	07/05/2023	(137,837)
Bank of America, NA	USD	20,166	BRL	102,601	07/05/2023	1,261,405
Bank of America, NA	USD	77,742	CNH	548,913	07/07/2023	(2,224,645)
Bank of America, NA	USD	11,311	GBP	9,103	07/21/2023	251,240
Bank of America, NA	USD	13,187	KRW	17,013,663	07/27/2023	(263,026)
Bank of America, NA	USD	17,738	JPY	2,520,558	08/25/2023	(133,581)
Bank of America, NA	TWD	4,114,427	USD	134,634	09/14/2023	2,301,110
Barclays Bank PLC	SGD	1,626	USD	1,220	07/13/2023	17,206
Barclays Bank PLC	USD	47,567	SGD	62,900	07/13/2023	(1,043,686)
Barclays Bank PLC	CHF	10,876	USD	12,094	07/21/2023	(76,892)
Barclays Bank PLC	GBP	14,707	USD	18,457	07/21/2023	(222,807)
Barclays Bank PLC	USD	41,708	GBP	33,572	07/21/2023	932,389
Barclays Bank PLC	USD	15,036	PHP	844,712	07/27/2023	236,740
Barclays Bank PLC	EUR	21,945	USD	24,166	07/31/2023	188,947

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	30,165	USD	32,428	07/31/2023	$(529,383)
Barclays Bank PLC	USD	34,989	EUR	32,690	07/31/2023	727,826
Barclays Bank PLC	USD	37,061	EUR	33,861	07/31/2023	(64,735)
Barclays Bank PLC	JPY	985,391	USD	7,020	08/25/2023	138,051
Barclays Bank PLC	USD	12,157	JPY	1,701,039	08/25/2023	(275,772)
Barclays Bank PLC	USD	9,690	TRY	249,728	09/14/2023	(384,335)
Barclays Bank PLC	USD	27,944	MYR	128,127	09/21/2023	(232,417)
BNP Paribas SA	USD	22,221	CNH	157,949	07/07/2023	(491,250)
BNP Paribas SA	USD	39,505	IDR	592,290,276	07/12/2023	(129,867)
BNP Paribas SA	USD	14,007	CLP	11,233,560	07/13/2023	(8,210)
BNP Paribas SA	KRW	16,320,910	USD	12,532	07/27/2023	134,584
BNP Paribas SA	EUR	32,920	USD	36,060	07/31/2023	92,294
BNP Paribas SA	EUR	15,215	USD	16,458	07/31/2023	(165,693)
Citibank, NA	USD	52,265	CNH	362,580	07/07/2023	(2,382,166)
Citibank, NA	SGD	20,151	USD	14,911	07/13/2023	6,025
Citibank, NA	USD	51,144	MXN	924,524	07/13/2023	2,785,256
Citibank, NA	USD	9,239	GBP	7,428	07/21/2023	194,769
Citibank, NA	EUR	16,703	USD	18,380	07/31/2023	130,642
Citibank, NA	EUR	7,111	USD	7,698	07/31/2023	(71,632)
Citibank, NA	USD	234,612	INR	19,348,958	09/25/2023	504,604
Deutsche Bank AG	USD	10,138	EUR	9,461	07/31/2023	198,999
Deutsche Bank AG	USD	29,005	ILS	104,429	08/08/2023	(804,562)
Goldman Sachs Bank USA	KRW	87,284,299	USD	66,028	07/27/2023	(275,956)
Goldman Sachs Bank USA	TWD	556,690	USD	18,247	09/14/2023	341,796
HSBC Bank USA	CNH	1,436,752	USD	210,383	07/07/2023	12,720,072
HSBC Bank USA	USD	56,882	CNH	394,430	07/07/2023	(2,618,022)
HSBC Bank USA	SGD	4,777	USD	3,558	07/13/2023	24,521
HSBC Bank USA	USD	41,652	THB	1,418,777	07/13/2023	(1,605,865)
HSBC Bank USA	EUR	1,042,047	USD	1,149,273	07/31/2023	10,746,061
HSBC Bank USA	EUR	4,011	USD	4,335	07/31/2023	(47,173)
HSBC Bank USA	USD	323,977	CAD	433,950	08/24/2023	3,845,226
HSBC Bank USA	JPY	6,297,389	USD	45,209	08/25/2023	1,224,624
HSBC Bank USA	USD	99,275	SEK	1,048,215	09/13/2023	(1,764,589)
HSBC Bank USA	USD	56,325	INR	4,642,326	09/25/2023	85,554
JPMorgan Chase Bank, NA	USD	12,391	CNH	88,502	07/07/2023	(215,569)
JPMorgan Chase Bank, NA	SGD	15,015	USD	11,264	07/13/2023	158,277
JPMorgan Chase Bank, NA	USD	14,890	GBP	12,053	07/21/2023	418,436
JPMorgan Chase Bank, NA	EUR	22,074	USD	24,377	07/31/2023	259,595
JPMorgan Chase Bank, NA	EUR	30,603	USD	33,147	07/31/2023	(288,310)
Morgan Stanley Capital Services, Inc.	BRL	223,285	USD	46,531	07/05/2023	(100,953)
Morgan Stanley Capital Services, Inc.	USD	46,025	BRL	223,285	07/05/2023	607,389
Morgan Stanley Capital Services, Inc.	CNH	45,300	USD	6,581	07/07/2023	348,415
Morgan Stanley Capital Services, Inc.	USD	18,603	CNH	128,055	07/07/2023	(985,218)
Morgan Stanley Capital Services, Inc.	IDR	592,290,276	USD	39,407	07/12/2023	32,354
Morgan Stanley Capital Services, Inc.	SGD	12,392	USD	9,228	07/13/2023	62,639
Morgan Stanley Capital Services, Inc.	USD	15,138	PLN	63,682	07/20/2023	512,197
Morgan Stanley Capital Services, Inc.	GBP	16,523	USD	20,577	07/21/2023	(408,752)
Morgan Stanley Capital Services, Inc.	USD	341,337	CHF	304,602	07/21/2023	(469,477)
Morgan Stanley Capital Services, Inc.	USD	6,601	GBP	5,312	07/21/2023	145,854
Morgan Stanley Capital Services, Inc.	KRW	272,938,583	USD	206,795	07/27/2023	(537,725)
Morgan Stanley Capital Services, Inc.	USD	28,723	EUR	26,622	07/31/2023	363,501
Morgan Stanley Capital Services, Inc.	USD	33,836	BRL	162,943	08/02/2023	26,964
Morgan Stanley Capital Services, Inc.	USD	39,350	IDR	592,290,276	10/12/2023	(31,049)
Societe Generale	CNH	216,218	USD	31,407	07/07/2023	1,660,299
Societe Generale	JPY	711,997	USD	5,164	08/25/2023	190,927

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	USD	22,742	CNH	160,630	07/07/2023	$(643,201)
Standard Chartered Bank	USD	68,871	ZAR	1,277,342	08/23/2023	(1,335,535)
Standard Chartered Bank	USD	30,690	NOK	321,078	09/13/2023	(703,227)
Standard Chartered Bank	USD	11,716	TWD	363,473	09/14/2023	(25,058)
State Street Bank & Trust Co.	CNH	80,825	USD	11,382	07/07/2023	262,422
State Street Bank & Trust Co.	USD	14,038	CNH	96,327	07/07/2023	(785,697)
State Street Bank & Trust Co.	EUR	41,462	USD	45,470	07/31/2023	168,669
State Street Bank & Trust Co.	USD	17,050	NZD	27,640	08/24/2023	(91,287)
UBS AG	USD	11,935	GBP	9,654	07/21/2023	327,218
UBS AG	EUR	8,943	USD	9,666	07/31/2023	(105,827)
UBS AG	USD	15,247	EUR	14,231	07/31/2023	301,491
UBS AG	JPY	30,233,892	USD	219,523	08/25/2023	8,355,315
UBS AG	USD	182,471	AUD	269,295	08/25/2023	(2,819,776)

						$27,763,661

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $165,311,128 or 2.2% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,078,606,264 and gross unrealized depreciation of investments was $(231,691,323), resulting in net unrealized appreciation of $846,914,941.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

17.9%	Japan
8.9%	France
8.4%	China
8.2%	United Kingdom
7.5%	Netherlands
7.2%	South Korea
6.2%	Taiwan
5.0%	Spain
4.0%	Denmark
3.7%	Germany
3.2%	United States
3.0%	Italy
2.7%	Portugal
13.6%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Australia, Austria, Brazil, Burkina Faso, Canada, Greece, Ireland, Luxembourg, Singapore, Sweden, Switzerland and Zambia.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$94,478,954	$1,232,687,732		$—	$1,327,166,686
Industrials	—	1,278,664,788		—	1,278,664,788
Information Technology	8,537,832	1,133,870,608		—	1,142,408,440
Consumer Discretionary	—	911,521,791		—	911,521,791
Health Care	—	787,974,056		—	787,974,056
Consumer Staples	160,354,178	621,911,798		—	782,265,976
Materials	93,835,530	284,228,637		—	378,064,167
Energy	—	356,681,387		—	356,681,387
Communication Services	—	212,341,513		—	212,341,513
Utilities	—	145,747,225		—	145,747,225
Short-Term Investments	38,633,334	—		—	38,633,334

Total Investments in Securities	395,839,828	6,965,629,535	(a)	—	7,361,469,363
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	53,291,903		—	53,291,903
Liabilities:
Forward Currency Exchange Contracts	—	(25,528,242)		—	(25,528,242)

Total	$395,839,828	$6,993,393,196		$—	$7,389,233,024

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$74,286	$1,436,103	$1,471,756	$38,633	$2,318